Intangible Assets	12 Months Ended
Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

4. INTANGIBLE ASSETS

Intangible assets consisted of the following:

	March 31, 2014	March 31, 2013
Hydrogen On Demand Intellectual Property	$650,000	$650,000
ACT Intellectual Property	-	350,000
Other	1,000	1,000

Subtotal	651,000	1,001,000
Less: accumulated amortization	(227,500)	(162,500)

Total intangible assets, net	$423,500	$838,500

In January 2009 and April 2011, the Company entered into agreements and obtained Hydrogen On Demand Technology. This intellectual property was valued at $650,000, based on the par value of the shares of common stock issued of $20,000 and $630,000 cash paid by the Company. The Company amortizes the cost over the estimated useful life of 10 years.

For the years ended March 31, 2014 and 2013, amortization expense recorded by the Company on the intangible assets was $65,000.

On July 5, 2011, the Company entered into a memorandum of understanding (“MOU”) with Advanced Combustion Technology, Inc. (“ACT”) where the Company paid $350,000 in exchange for a license agreement related to certain proprietary technology and services. The Company has assessed the value of this license in light of the fact that the Company believes ACT did not deliver the units or equipment or perform the services as set forth in the MOU. Therefore, the Company believes that the intangible as previously recorded at $350,000 is impaired.